TAXES ON INCOME	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 13:-	TAXES ON INCOME

a.	Tax laws and tax rates applicable to the Group companies:

The Company:

The Company is taxed at the regular corporate tax rate for Canadian companies domiciled in Ontario at 26.5%.

Non-Canadian subsidiaries taxation:

Non-Canadian subsidiaries are taxed according to the tax laws in their respective country of domicile. The tax rates of the Company's non-Canadian subsidiaries range between 19%-30%.

b.	Tax assessments:

Senstar Technologies Corporation has not received final tax assessments since its incorporation. Senstar Technologies Ltd. received final tax assessments in Israel through the 2024 tax year. The remaining subsidiaries have not received final tax assessments since their incorporation. However, the assessments of these subsidiaries are deemed final through the range between the 2019-2023 tax years.

c.
Reconciliation between the theoretical tax expense, assuming all income is taxed at the Canadian statutory rate for 2025 and 2024 and the Israeli statutory rate for 2023, and the actual tax expense, is as follows:

	Year ended December 31,
	2025	2024	2023
Income (loss) before taxes as reported in the statements of operations	$3,081	$4,614	$(1,329)

	Amount	%	Amount	%	Amount	%
Canadian Federal Statutory Tax Rate	$770	25.0	$1,154	25.0	$(306)	(23.0)
Provincial and Local Income Tax, Net of Federal Income Tax Effect	(29)	(0.9)	(1)	-	-	-
Foreign Tax Effect
United States of America
Changes in valuation allowance	(59)	(1.9)	(59)	(1.3)	145	10.9
Tax rate differences in subsidiaries and benefit from reduced tax rates	(16)	(0.5)	(7)	(0.2)	21	1.6
Foreign tax credits	57	1.8	138	3.0	-	-
Other	(19)	(0.6)	-	-	6	0.5
Germany
Changes in enacted tax rates	73	2.4	-	-	-	-
Tax rate differences in subsidiaries and benefit from reduced tax rates	13	0.4	18	0.4	20	1.5
Non-deductible professional fees	80	2.6	-	-	-	-
Israel
Withholding tax undistributed earnings	-	-	(424)	(9.2)	-	-
Non-deductible professional fees	-	-	(101)	(2.2)	-	-
Canada
Tax rate differences in subsidiaries and benefit from reduced tax rates	-	-	-	-	(42)	(3.2)
Investment tax credits	-	-	-	-	(83)	(6.2)
Other	-	-	-	-	(34)	(2.6)
Other Foreign Jurisdiction
Other	4	0.1	(5)	(0.1)	(13)	(1.0)
Provision for uncertain tax position	(1,183)	(38.4)	757	16.4	140	10.5
Non-deductible stock compensation	129	4.2	12	0.3	-	-
Non-deductible professional fees	48	1.6	138	3.0	191	14.4
Taxable capital gains	65	2.1	-	-	-	-
Non-deductible other	13	0.4	12	0.3	-	-
Changes in valuation allowance	39	1.3	240	5.2	142	10.7
Investment tax credits	(156)	(5.1)	(154)	(3.3)	-	-
Withholding tax undistributed earnings	27	0.9	292	6.3	(260)	(19.6)
Other	8	0.2	(33)	(0.7)	33	2.5

Taxes on income (tax benefit) in the statements of operations	$(136)		$1,977		$(40)

(*)    Based on the Canadian statutory income tax rate of 25% for 2025 and 2024 and the Israeli statutory income tax rate of 23% for 2023.

d.	Taxes on income (tax benefit) included in the statements of operations:

	Year ended December 31,
	2025	2024	2023

Current	$(507)	$1,739	$(239)
Deferred	371	238	199

	$(136)	$1,977	$(40)

	Year ended December 31,
	2025	2024	2023

Domestic (*)	$325	$1,049	$(28)
Foreign	(461)	928	(12)

	$(136)	$1,977	$(40)

(*) Domestic refers to Canada for 2025 and 2024 and to Israel for 2023.

e.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets are as follows:

	December 31,
	2025	2024
Deferred tax assets:

Operating losses carry forwards	$725	$2,091
Capital losses carry forwards	37	1,327
Tax Credits	195	367
Right of use liability	145	140
Property, plant and equipment	183	178
Deferred revenue	113	129
Reserves	76	1,184

Total deferred taxes before valuation allowance	1,474	5,416
Valuation allowance	(602)	(3,970)

Deferred tax assets, net:	872	1,446

Deferred tax liabilities:

Intangible assets	(261)	(269)
Right of use asset	(145)	(140)
Tax credits	(55)	(43)
Undistributed earnings of subsidiaries	(320)	(279)

Deferred tax liabilities:	(781)	(731)

Net deferred tax assets	$91	$715

Domestic (*)	$(153)	$(179)

Foreign	$244	$894

(*) Domestic refers to Canada.

As of December 31, 2025, the Company currently plans to repatriate a portion of its foreign earnings from its foreign subsidiaries in the foreseeable future. As a result, the Company has recognized a deferred tax liability consisting of potential withholding and distribution taxes of $0.32 million as of December 31, 2025.

The Company’s repatriation plans are subject to change, and any material adjustments to the deferred tax liability resulting from changes in repatriation plans or tax laws will be reflected in future periods. The Company’s intention to repatriate foreign earnings reflects its strategic business decisions regarding the utilization of funds. Management continues to monitor changes in tax law and other factors that could impact the timing or amount of repatriation

The Company provided valuation allowance for a portion of the deferred tax regarding the carryforwards losses and other temporary differences that management believes are not expected to be realized in the foreseeable future (see Note 13g).

f.	The domestic and foreign components of income (loss) before taxes are as follows:

	Year ended December 31,
	2025	2024	2023

Domestic (*)	$798	$2,367	$(992)
Foreign	2,283	2,247	(337)

	$3,081	$4,614	$(1,329)

(*) Domestic refers to Canada for 2025 and 2024 and to Israel for 2023.

g.	Net operating carryforward tax losses:

As of December 31, 2025 Senstar Technologies Corporation has estimated total available carryforward operating tax losses of $1,024 (2024 - $866) which may be used to offset against future taxable income, for a period of 20 years. These losses begin to expire starting 2043. A full valuation allowance on these carry forward tax losses due to the uncertainty of their future realization . As of December 31, 2025 the Company's foreign subsidiaries have estimated total available carryforward operating tax losses of $1,399 (2024 - $7,571) which may be used to offset against future taxable income, for periods ranging between 1 year to unlimited time for the realization of such tax losses.

As of December 31, 2025 the Company recorded a net deferred tax asset after valuation allowance in the amount of $263 (2024 - $855) for its subsidiaries' carryforward tax losses.

Utilization of U.S. net operating losses (federal and state net operating losses) may be subject to annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions.

h.	Uncertain tax positions:

As of December 31, 2025 and 2024, balances in respect to ASC 740, "Income Taxes" amounted to $178 and $1,874, respectively. A reconciliation of the beginning and ending amount of unrecognized tax positions is as follows:

	December 31,
	2025	2024

Balance at the beginning of the year	$1,874	$1,113

Additions based on tax positions taken related to the current year	5	1,335
Reduction related to expirations of statute of limitations	(131)	(578)
Reductions related to settlements of tax matters	(1,579)
Foreign currency translation adjustments	9	4

Balance at the end of the year	$178	$1,874

Although the Company believes that it has adequately provided for any reasonably foreseeable outcomes related to tax audits and settlement, there is no assurance that the final tax outcome of its tax audits will not be different from that which is reflected in the Company's income tax provisions. Such differences could have a material effect on the Company's income tax provision, cash flow from operating activities and earnings in the period in which such determination is made.

i.	Supplemental disclosure for taxes in cash flow

	Year ended December 31,
	2025	2024	2023

Supplemental disclosures of cash flows activities:

Cash paid (refund) during the year for:
Federal tax	$720	$(474)	$-
Provincial tax	617	(406)	-
United States tax	127	35	24
Canada	-	-	359
Israel	748	-	-
	$2,212	$(845)	$383

* The company was domiciled in Canada in 2025 and 2024, in 2023 the company was domiciled in Israel.